Subsidiary guarantee information (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	SFr 104,054	SFr 87,913	SFr 79,349	SFr 66,469
Interest-bearing deposits with banks	928	1,117	1,244	1,749
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	137,834	144,859	163,208	165,744
Securities received as collateral	28,851	28,106	26,854	21,611
Trading assets	205,688	235,564	241,131	235,427
Investment securities	3,370	3,052	2,791	3,323
Other investments	7,391	7,881	8,613	7,709
Net loans	270,171	270,774	272,551	254,532
Premises and equipment	4,429	4,520	4,641	4,811
Goodwill	8,238	8,504	8,644	7,983
Other intangible assets	205	220	249	245
Brokerage receivables	48,414	45,383	41,629	56,309
Other assets	59,749	66,497	70,558	64,689
Assets of discontinued operations held-for-sale	0	0	0	979
Total assets	879,322	904,390	921,462	891,580
Liabilities and equity
Due to banks	30,205	27,262	26,009	26,701
Customer deposits	356,453	365,007	369,058	346,296
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	58,567	66,140	70,119	88,066
Obligation to return securities received as collateral	28,851	28,106	26,854	21,611
Trading liabilities	59,390	69,757	72,655	75,129
Short-term borrowings	26,401	27,577	25,921	29,426
Long-term debt	182,655	175,678	177,898	143,827
Brokerage payables	48,039	55,229	56,977	68,842
Other liabilities	45,301	45,349	50,970	48,913
Liabilities of discontinued operations held-for-sale	0	0	0	742
Total liabilities	835,862	860,105	876,461	849,553
Total shareholders' equity	42,642	43,396	43,959	40,944
Noncontrolling interests	818	889	1,042	1,083
Total equity	43,460	44,285	45,001	42,027	SFr 44,282	SFr 47,166
Total liabilities and equity	879,322	SFr 904,390	921,462	SFr 891,580
Credit Suisse (USA), Inc - Consolidated
Assets
Cash and due from banks	5,657		4,572
Interest-bearing deposits with banks	65		69
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	130,683		152,647
Securities received as collateral	27,262		26,754
Trading assets	66,657		74,980
Investment securities	937		3
Other investments	2,496		2,826
Net loans	16,545		20,664
Premises and equipment	805		892
Goodwill	690		731
Other intangible assets	121		115
Brokerage receivables	24,462		25,009
Other assets	21,365		24,738
Total assets	297,745		334,000
Liabilities and equity
Due to banks	133		97
Customer deposits	1		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	98,581		120,817
Obligation to return securities received as collateral	27,262		26,754
Trading liabilities	17,130		13,133
Short-term borrowings	27,679		27,440
Long-term debt	60,000		67,776
Brokerage payables	34,534		44,029
Other liabilities	12,957		13,103
Total liabilities	278,277		313,150
Total shareholders' equity	18,591		19,693
Noncontrolling interests	877		1,157
Total equity	19,468		20,850
Total liabilities and equity	297,745		334,000
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Assets
Cash and due from banks	96,701		73,428
Interest-bearing deposits with banks	4,094		4,035
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	7,548		10,561
Securities received as collateral	1,589		100
Trading assets	139,241		166,333
Investment securities	2,028		2,376
Other investments	4,765		5,641
Net loans	236,549		235,264
Premises and equipment	3,425		3,549
Goodwill	6,669		7,035
Other intangible assets	84		134
Brokerage receivables	23,951		16,620
Other assets	38,110		45,773
Total assets	564,754		570,849
Liabilities and equity
Due to banks	30,406		26,409
Customer deposits	345,068		357,568
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(40,014)		(50,698)
Obligation to return securities received as collateral	1,589		100
Trading liabilities	42,327		59,534
Short-term borrowings	(1,278)		(1,519)
Long-term debt	117,429		105,171
Brokerage payables	13,505		12,948
Other liabilities	32,349		37,545
Total liabilities	541,381		547,058
Total shareholders' equity	22,788		23,202
Noncontrolling interests	585		589
Total equity	23,373		23,791
Total liabilities and equity	564,754		570,849
Bank
Assets
Cash and due from banks	102,358		78,000
Interest-bearing deposits with banks	4,159		4,104
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	138,231		163,208
Securities received as collateral	28,851		26,854
Trading assets	205,898		241,313
Investment securities	2,965		2,379
Other investments	7,261		8,467
Net loans	253,094		255,928
Premises and equipment	4,230		4,441
Goodwill	7,359		7,766
Other intangible assets	205		249
Brokerage receivables	48,413		41,629
Other assets	59,475		70,511
Total assets	862,499		904,849
Liabilities and equity
Due to banks	30,539		26,506
Customer deposits	345,069		357,569
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	58,567		70,119
Obligation to return securities received as collateral	28,851		26,854
Trading liabilities	59,457		72,667
Short-term borrowings	26,401		25,921
Long-term debt	177,429		172,947
Brokerage payables	48,039		56,977
Other liabilities	45,306		50,648
Total liabilities	819,658		860,208
Total shareholders' equity	41,379		42,895
Noncontrolling interests	1,462		1,746
Total equity	42,841		44,641
Total liabilities and equity	862,499		904,849
Group parent company
Assets
Cash and due from banks	611		917
Interest-bearing deposits with banks	5		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	3,754		3,981
Other investments	45,047		46,392
Net loans	137		350
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	337		221
Total assets	49,891		51,861
Liabilities and equity
Due to banks	2,467		2,627
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	4,624		4,930
Brokerage payables	0		0
Other liabilities	158		345
Total liabilities	7,249		7,902
Total shareholders' equity	42,642		43,959
Noncontrolling interests	0		0
Total equity	42,642		43,959
Total liabilities and equity	49,891		51,861
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Assets
Cash and due from banks	1,085		432
Interest-bearing deposits with banks	(3,236)		(2,860)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(397)		0
Securities received as collateral	0		0
Trading assets	(210)		(182)
Investment securities	(3,349)		(3,569)
Other investments	(44,917)		(46,246)
Net loans	16,940		16,273
Premises and equipment	199		200
Goodwill	879		878
Other intangible assets	0		0
Brokerage receivables	1		0
Other assets	(63)		(174)
Total assets	(33,068)		(35,248)
Liabilities and equity
Due to banks	(2,801)		(3,124)
Customer deposits	11,384		11,489
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(67)		(12)
Short-term borrowings	0		0
Long-term debt	602		21
Brokerage payables	0		0
Other liabilities	(163)		(23)
Total liabilities	8,955		8,351
Total shareholders' equity	(41,379)		(42,895)
Noncontrolling interests	(644)		(704)
Total equity	(42,023)		(43,599)
Total liabilities and equity	SFr (33,068)		SFr (35,248)